SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's Ordinary shares are traded on the OTCBB (Over The Counter Bulletin Bourd).

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

b.
On May 12, 2009, the Company completed a rights offering raising cash proceeds of $ 600 (excluding offering expenses and the conversion of the Loan noted below). The Company issued to the subscribing shareholders and the Lenders a total of 8,258,754 Ordinary shares and three-year warrants exercisable into 4,129,376 shares, at an exercise price of $ 0.12 per share.

In addition, upon closing of the rights offering, a convertible bridge loan in the amount of $393 received in 2008 was converted to equity on the same terms of the rights offering.

As a result of the rights offering, the holders of the Promissory Notes became entitled, in accordance with the original terms of the Promissory Notes, to receive rights, exercisable until the maturity of the debt, to acquire up to an aggregate of 856,672 Ordinary shares at a purchase price of $ 0.12 per share, and for each two Ordinary shares so purchased, warrants to purchase up to 428,336 Ordinary shares at an exercise price of $ 0.12 per share.

c.	Stock Option Plans:

Under the Company's  2001 and 2003 Stock Option Plans (the "Plans"), the Company has granted options to purchase Ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's Ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options. Under the terms of these Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession.

Under the Plans, 7,200,000 Ordinary shares of the Company were reserved for issuance (in January 2012, the Company reserved additional 600,000 ordinary shares). Any options that are canceled or forfeited before expiration  become available for future grants. As of December 31, 2011, there are 234,673 options available for future grants.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2011
	Number of options	Weighted average exercise price	Aggregate intrinsic value
	In thousands		In thousands

Outstanding at beginning of year	4,756	0.50	$1,600
Granted	2,204	0.70	31
Exercised	(145)	0.27	39
Canceled or forfeited	(87)	0.96	11

Outstanding at end of year	6,728	0.57	$647

Vested and expected to vest at end of year	6,502	0.56	$645

Exercisable at end of year	3,904	0.52	$617

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009, was $ 39, $ 24 and 0, respectively.

As of December 31, 2011, there was $ 1,175 of total unrecognized compensation cost related to non-vested share-based compensation that are expected to be recognized over a period of up to three years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.08	240	3.00	0.08	240	3.0	0.08
0.12-0.14	831	3.12	0.14	757	3.1	0.14
0.25-0.3	1,210	2.43	0.29	1,106	2.3	0.29
0.37-0.38	816	4.08	0.37	474	4.1	0.37
0.49-0.58	828	1.93	0.53	814	1.9	0.53
0.65-0.69	1,003	5.72	0.65	-	-	-
0.7-0.76	1,341	5.46	0.73	54	5.0	0.70
1.32	40	0.99	1.32	40	1.0	1.32
1.92-2.19	280	2.25	1.96	280	2.2	1.96
2.42-2.46	140	2.7	2.45	140	2.7	2.45

	6,728	3.76	0.57	3,926	2.66	0.52

Weighted average fair values and weighted average exercise prices of options whose exercise prices equal or less than the market price of the shares at date of grant are as follows:

	Year ended December 31,
	2011		2010		2009
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$0.58	$0.72	$0.36	$0.42	$0.13	$0.17

Less than market price at date of grant	$0.61	$0.65	-	-	-	-

More than market price at date of grant	$0.47	$0.69	-	-	-	-

Upon exercise of options by employees, the Company has a policy of issuing registered shares for all options exercised.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2011 are as follows:

Issuance date	Outstanding	Exercise price	Exercisable through

June 2004 (1)	71,090	$0.12	January 30, 2012 (*)
May 2006 (1)	54,400	$0.12	January 30, 2012 (*)
September 2006 (2)	441,600	$0.12	December 31,2013
May 2009(3)	2,174,721	$0.12	December 31,2013
May 2009 (4)	383,790	$0.12	December 31,2013 (**)
May 2009 (5)	191,893	$0.12	Three years from exercise date of the rights (**)
May 2009 (5)	157,628	$0.12	December 30,2014
May 2009 (3)	1,251,831	$0.12	May 11,2012

	4,726,952

All outstanding warrants are excisable.

(1)	Issued to the lender as part of the credit line agreement (see Note 8b).
(2)	Issued in connection with the private investment carried out in September 2006.
(3)	Issued to shareholders who participated in the rights offering and to Lenders (see Note 12b).
(4)	Rights issued to Lenders in connection with the rights offering (see Note 12b).
(5)	Warrants to Lenders in connection with exercising the rights issued in the rights offering (see Note 12b)

(*)	The aggregate of 125,490 warrants were net-exercised in January 2012 into 104,280 shares.
(**)	113,080 warrants were exercised in January 2012.

During 2011, certain holders of warrants, exercisable into 379,200 ordinary shares waived the price protection adjustment mechanism embedded in the warrants. Plenus also waived the price protection adjustment mechanism embedded in warrants exercisable into 882,792 ordinary shares.  As a result, these warrants were no longer classified as a liability, and accordingly were no longer marked to market.  The fair value of the warrants as of that date of $860 was classified into equity.